Offerings - Offering: 1	Jun. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	2,913,939
Proposed Maximum Offering Price per Unit	52.16
Maximum Aggregate Offering Price	$ 151,991,058.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,269.83
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), TPG Inc. (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-277340), filed with the Securities and Exchange Commission (the "SEC") on February 26, 2024. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $52.16, which is the average of the high and low prices of the shares of the Class A common stock on June 25, 2025 on the Nasdaq Global Select Market. This filing fee exhibit is in connection with a final prospectus supplement dated July 1, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.